Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets

Intangible assets consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Land use rights*	711,412	4,222,682
Patents	27,400	28,170
Software	12,033	12,371
Trademarks	115,080	118,309
Total	865,925	4,381,532
Less: accumulated amortization	422,890	465,615
Intangible assets, net	443,035	3,915,917

*	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.

Amortization expense was $26,973, $62,149 and $22,196 for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2025	$15,271
2026	14,489
2027	14,228
2028	14,228
2029	14,228
Thereafter	370,591
$443,035